Amounts Due Under Credit Facilities (Schedule Of Amounts Due Under Credit Facilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Non-revolving bank loans	[1]	$ 5,719	[1]
Two-year extendible loan facility	[2]	39,165	[2]
Amounts due under credit facilities		$ 44,884

[1]	In October 2007, Turquoise Hill obtained non-revolving bank loans which were due on demand. Certain securities and other investments were pledged as collateral against these bank loans. In September 2012, Turquoise Hill made payments to settle all amounts outstanding under the non-revolving bank loans.
[2]	In April 2009, Turquoise Hill obtained a non-revolving, two-year extendible loan facility. Upon the loan facility's original maturity in October 2010, Turquoise Hill elected to utilize the first one-year extension. In October 2011, Turquoise Hill elected to utilize the second one-year extension, extending the loan's maturity to October 2012. Certain securities and other investments were pledged as collateral against the loan facility. In September 2012, Turquoise Hill made payments to settle all amounts outstanding under the non-revolving loan facility.